Description of Business (Details Narrative) (Hong Kong Wetouch Electronics Technology Limited)	Jul. 19, 2016
Hong Kong Wetouch Electronics Technology Limited [Member] | Sichuan Wetouch Technology Co., Ltd [Member]
Ownership percentage	100.00%